Concentrations	12 Months Ended
Dec. 31, 2014
Risks And Uncertainties [Abstract]
Concentrations

Note 16 – Concentrations:

Concentration of Credit Risk—The Company maintains its cash balances in financial institutions which are insured by the Federal Deposit Insurance Corporation up to $250,000 each. At times, such balances may be in excess of the FDIC insurance limit.

Major Customers – In 2014, 2013, and 2012 net sales to one of our distributors which sells directly to three of our customers – accounted for 22% 28%, and 20% of our net sales, respectively. In 2014, no customer accounted for more than 10% of our net sales while in 2013 and 2012 one customer accounted for 11% and 14%, respectively, of our net sales.

Major Suppliers –The Company purchased approximately 54% of its raw materials from three vendors during 2014, approximately 56% of its raw materials from three vendors during 2013, and approximately 58% of its raw materials from three vendors during 2012.

The Company also purchased approximately 96% of its treats finished goods from three vendors in 2014, approximately 78% from three vendors in 2013, and approximately 76% from three vendors in 2012.

The Company purchased approximately 74% of its packaging material from three vendors during the twelve months ended December 31, 2014, and approximately 67% of its packaging material from three vendors during the twelve months ended December 31, 2013.

Net Sales by Class of Retail – The following table sets forth net sales by class of retail.

	Twelve months ended December 31,
	2014	2013	2012
Grocery and Mass (1)	$65,212,966	$49,731,873	$33,985,199
Pet Specialty, Natural and Other (2)	21,551,146	13,418,903	9,534,262
Net Sales	$86,764,112	$63,150,776	$43,519,461
(1)	Includes club retail class
(2)	Other sales represent less than 1% of net sales